Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Collection Period	30-Sep-16	30/360 Days	30	Collection Period Start	1-Sep-16
Distribution Date	17-Oct-16	Actual/360 Days	32	Collection Period End	30-Sep-16
				Prior Month Settlement Date	15-Sep-16
				Current Month Settlement Date	17-Oct-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	1,408,369,547.96	1,361,252,614.56	0.871202
Yield Supplement Overcollaterization		94,092,683.58	75,693,395.51	72,259,213.97
Total Adjusted Pool Balance		1,562,499,952.99	1,332,676,152.45	1,288,993,400.59
Total Adjusted Securities		1,562,499,952.99	1,332,676,152.45	1,288,993,400.59	0.824956
Class A-1 Notes	0.63000%	365,700,000.00	135,876,199.46	92,193,447.60	0.252101
Class A-2a Notes	1.05000%	388,000,000.00	388,000,000.00	388,000,000.00	1.000000
Class A-2b Notes	0.82428%	150,000,000.00	150,000,000.00	150,000,000.00	1.000000
Class A-3 Notes	1.32000%	472,300,000.00	472,300,000.00	472,300,000.00	1.000000
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	43,682,751.86	76,090.67	119.4496906	0.2080686
Class A-2a Notes	0.00	339,500.00	-	0.8750000
Class A-2b Notes	0.00	109,904.00	-	0.7326933
Class A-3 Notes	0.00	519,530.00	-	1.1000000
Class A-4 Notes	0.00	159,133.33	-	1.2833333
Certificates	0.00	0.00	-	-
Total Securities	43,682,751.86	1,204,158.00

I. COLLECTIONS

Interest:
Interest Collections		2,443,305.25
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,443,305.25

Principal:
Principal Collections		46,085,804.98
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		46,085,804.98

Recoveries of Defaulted Receivables		384,289.18
Servicer Advances		0.00

Total Collections		48,913,399.41

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	83,842	1,332,676,152.45
Total Principal Payment		43,682,751.86
	81,535	1,288,993,400.59

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

III. DISTRIBUTIONS

Total Collections	48,913,399.41
Reserve Account Draw	0.00
Total Available for Distribution	48,913,399.41

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,173,641.29
Servicing Fee Paid	1,173,641.29
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	76,090.67

Class A-1 Notes Monthly Interest Paid	76,090.67
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	339,500.00

Class A-2a Notes Monthly Interest Paid	339,500.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	109,904.00

Class A-2b Notes Monthly Interest Paid	109,904.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	519,530.00

Class A-3 Notes Monthly Interest Paid	519,530.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33

Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		1,204,158.00
Total Note Monthly Interest Paid		1,204,158.00
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		46,535,600.12

4. Total Monthly Principal Paid on the Notes		43,682,751.86

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		43,682,751.86
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,852,848.26
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,852,848.26

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88

Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.06%
Weighted Average Remaining Maturity		51.57

	Amount	Number
Principal on Defaulted Receivables	1,031,128.42	49
Principal Recoveries of Defaulted Receivables	384,289.18
Monthly Net Losses	646,839.24
Pool Balance at Beginning of Collection Period	1,408,369,547.96

Net Loss Ratio for Third Preceding Collection Period	0.36%
Net Loss Ratio for Second Preceding Collection Period	0.43%
Net Loss Ratio for Preceding Collection Period	0.61%
Net Loss Ratio for Current Collection Period	0.55%
Four-Month Average Net Loss Ratio	0.49%

Cumulative Net Losses for all Periods	2,893,471.73

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of September 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,471,653.00	271	0.33%
61-90 Days Delinquent	998,966.63	61	0.07%
91-120 Days Delinquent	398,712.54	27	0.03%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	5,869,332.17	359	0.43%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.09%	0.07%
Delinquency Ratio for Preceding Collection Period	0.12%	0.12%
Delinquency Ratio for Current Collection Period	0.10%	0.11%
Four-Month Average Delinquency Ratio	0.10%	0.09%

60 Day Delinquent Receivables	1,444,211.73
Delinquency Percentage	0.11%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO